DGHM All-Cap Value Fund
Summary DGHM ALL-CAP VALUE FUND
Investment Objective
The investment objective of the DGHM All-Cap Value Fund (the “All-Cap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the All-Cap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the All-Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DGHM All-Cap Value Fund (USD $)	Investor Class Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none	1.00%
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DGHM All-Cap Value Fund		Investor Class Shares	Institutional Class Shares	Class C Shares
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		0.57%	0.46%	0.58%
Total Annual Fund Operating Expenses	[2]	1.47%	1.11%	2.23%
Fee Waivers and/or Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.47%	1.11%	2.23%
[1]	Effective March 1, 2010, Dalton, Greiner, Hartman, Maher & Co., LLC (the "Advisor"), the All-Cap Value Fund's investment advisor, and the Board of Trustees of the All-Cap Value Fund agreed to amend the All-Cap Value Fund's investment advisory agreement to lower the rate of compensation payable to the Advisor to 0.65%.
[2]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the All-Cap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, If applicable) to not more than 1.50% of the average daily net assets of the All-Cap Value Fund, through June 30, 2012. The Trust or the Advisor may terminate this expense limitation agreement by mutual written consent.

Example:

The following example is intended to help you compare the cost of investing in the All-Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the All-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the All-Cap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DGHM All-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	150	465	803	1,757
Institutional Class Shares	113	353	612	1,352
Class C Shares	326	697	1,195	2,565

Portfolio Turnover

The All-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Value Fund’s performance.  During the most recent fiscal year ended February 28, 2011, the All-Cap Value Fund’s portfolio turnover rate was 53.05% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies of any market capitalization and may be unseasoned or established companies. Under normal circumstances, at least 80% of the value of its net assets is invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers.  The Fund may also invest in exchange traded funds (“ETFs”).

Dalton, Greiner, Hartman, Maher & Co., LLC, the All-Cap Value Fund's investment advisor, uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor's assessment of their potential value. In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor.  The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company's valuation in deciding which companies may appear attractive for investment. These factors may include the following:

•	quality of the business franchise,
•	competitive advantage,
•	economic or market conditions,
•	deployment of capital, and
•	reputation, experience, and competence of the company's management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments.  In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc.  In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks

An investment in the All-Cap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the All-Cap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the All-Cap Value Fund to achieve its investment objective. Generally, the All-Cap Value Fund will be subject to the following additional risks:

•        Market Risk: Market risk refers to the risk that the value of securities in the All-Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•        Small-Cap and Mid-Cap Securities: Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•        Large-Cap Securities: Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the All-Cap Value Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•        Management Style Risk: Because the All-Cap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the All-Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•        Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the All-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•        Illiquidity:  The All-Cap Value Fund may purchase securities for which there is a lack of liquidity in the markets.

•        ETF Risks: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the All-Cap Value Fund’s expenses.

•        Issuer Risk: The value of any of the All-Cap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•        Portfolio Turnover Risk: The All-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the All-Cap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The bar chart and performance table below illustrate the variability of the All-Cap Value Fund’s returns. The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future. The information provides some indication of the risks of investing in the All-Cap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance.  Updated information on the All-Cap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

DGHM All-Cap Value Fund Total Return Investor Class Shares Annual Returns Calendar by Year(2008-2010)

For the periods included in the bar chart:
Best Quarter	17.36%, 2nd Quarter, 2009
Worst Quarter	-19.52%, 4th Quarter, 2008
Year-To-Date (as of March 31, 2011)	6.40%

Average Annual Total Return as of December 31, 2010

Average Annual Total Returns DGHM All-Cap Value Fund	1 Year	Since Inception	Inception Date
Investor Class Shares Return Before Taxes	16.29%	2.68%	Jun. 20, 2007
Investor Class Shares Return After Taxes on Distribution	16.29%	2.63%	Jun. 20, 2007
Investor Class Shares Return After Taxes on Distribution and Sale of Fund Shares	10.59%	2.26%	Jun. 20, 2007
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	(5.82%)	Jun. 20, 2007

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their All-Cap Value Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

DGHM V2000 Small Cap Value Fund
Summary DGHM V2000 SMALLCAP VALUE FUND
Investment Objective
The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the V2000 SmallCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DGHM V2000 Small Cap Value Fund (USD $)	Investor Class Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none	1.00%
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DGHM V2000 Small Cap Value Fund		Investor Class Shares	Institutional Class Shares	Class C Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		14.66%	14.66%	14.66%
Total Annual Fund Operating Expenses	[1]	15.71%	15.46%	16.46%
Fee Waivers and/or Expense Reimbursements	[1]	(13.81%)	(13.81%)	(13.81%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.90%	1.65%	2.65%
[1]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, If applicable) to not more than 1.65% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2012. The Trust or the Advisor may terminate this expense limitation agreement by mutual written consent.

Example:

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DGHM V2000 Small Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	193	3,095	5,408	9,343
Institutional Class Shares	168	3,038	5,339	9,288
Class C Shares	368	3,262	5,610	9,492

Portfolio Turnover

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance.  During the most recent fiscal period ended February 28, 2011, the V2000 SmallCap Value Fund’s portfolio turnover rate was 33.60% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will generally invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers.  The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor's assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor.  The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company's valuation in deciding which companies may appear attractive for investment. These factors may include the following:

•	quality of the business franchise,
•	competitive advantage,
•	economic or market conditions,
•	deployment of capital, and
•	reputation, experience, and competence of the company's management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments.  In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also purchase ETFs in accordance with applicable requirements of the 1940 Act.

Principal Risks

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•        Market Risk: Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•        Small-Cap Securities: Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•        Management Style Risk: Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•        Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•        Issuer Risk: The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•        Illiquidity:  The V2000 SmallCap Value Fund may purchase securities for which there is a lack of liquidity in the markets.

•        ETF Risks: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•        Portfolio Turnover Risk: The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The V2000 SmallCap Value Fund does not yet have a full calendar year of performance.  Once available, the V2000 SmallCap Value Fund’s performance data will be available by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.  Information relating to the investment performance of the Advisor managing separate accounts in a manner that is substantially similar to the manner in which the V2000 SmallCap Value Fund will be managed is provided under the heading, “The Funds’ Investment Advisor - Historical Performance of Accounts Similar to the V2000 SmallCap Value Fund”, later in this prospectus.